Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Schedule of Fair Value of the Warrants	Variables used in the option-pricing model include the following:
	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25, 2021 Warrants	1.76	0.60%	5 years	170%
April 14, 2021 Warrants	1.25	0.86%	5 years	168%
September 14, 2021 Warrants	0.72	0.78%	5 years	160%
May 25, 2022 Warrants	0.17	2.73%	5 years	152%
August 24, 2023 Warrants	0.16	4.60%	3.75 years	146%

Schedule of Fair Values of the Convertible Notes	The assumptions include the following:
	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25, 2021 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14, 2021 Notes ($1 million)	8%	0.16%	196%	29%
May 5, 2021 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5, 2021 Notes ($2 million)	8%	0.16%	193%	28%
September 14, 2021 Notes ($13.575 million)	8%	0.21%	200%	30%
May 25, 2022 Notes ($16.0 million)	10%	2.50%	153%	33%
August 24, 2023 Notes ($1.50 million)	10%	5.02%	103%	36%